Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 47,375
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 39,355
Spread (as a percent)	(0.02487%)
Interest rate (as a percent)	2.70769%
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,110
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.33235%
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 80
Spread (as a percent)	0.78359%
Interest rate (as a percent)	(25.25746%)
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 16
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.67433%)
ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (149)
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.34968%
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,695
Spread (as a percent)	7.19794%
Interest rate (as a percent)	5.20466%
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 951
Spread (as a percent)	0.13995%
Interest rate (as a percent)	3.60712%
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 471
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.16473%
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 111
Spread (as a percent)	3.37197%
Interest rate (as a percent)	0.00%
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,193
Spread (as a percent)	3.11763%
Interest rate (as a percent)	6.79797%
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(10.68895%)
MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 592
Spread (as a percent)	6.61272%
Interest rate (as a percent)	9.49406%
GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 19
Spread (as a percent)	0.01%
Interest rate (as a percent)	4.01302%
NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.01%
Interest rate (as a percent)	7.46%
JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 14,359
Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12,030
Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	510
Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	716
Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	237
Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	378
Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	111
Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	274
Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	118
Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(8)
Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	32,903
Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	27,325
Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(67)
Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,487
Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(636)
Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16
Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(149)
Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,458
Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	573
Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	471
Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	919
Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	474
Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	27
Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	6
Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	113
Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	113
Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	48,526
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 40,158
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 3,136
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 297
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 14
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (141)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,699
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 956
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (13)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 467
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 112
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,198
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 604
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 19
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (7)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 14,482
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	12,140
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	512
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	714
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	243
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	381
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	112
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	278
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	119
Fair value | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(8)
Fair value | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(7)
Fair value | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	33,832
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	28,018
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(67)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	2,511
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	1
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(417)
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	14
Fair value | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(141)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	1,456
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	575
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(13)
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	467
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	920
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(3)
Fair value | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	485
Fair value | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	27
Fair value | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	6
Fair value | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(7)
Fair value | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	113
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	113
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	49,031
Fair value | Underlying debt | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 25,568
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 3,372
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 583
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 17,812
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (5)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (141)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 818
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (341)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 254
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 241
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 112
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 246
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 427
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 19
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 70
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 3,863
Fair value | Underlying debt | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	2,474
Fair value | Underlying debt | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	6
Fair value | Underlying debt | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	659
Fair value | Underlying debt | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	239
Fair value | Underlying debt | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	112
Fair value | Underlying debt | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	269
Fair value | Underlying debt | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	119
Fair value | Underlying debt | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(8)
Fair value | Underlying debt | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(7)
Fair value | Underlying debt | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	45,055
Fair value | Underlying debt | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	23,094
Fair value | Underlying debt | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	3,253
Fair value | Underlying debt | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	583
Fair value | Underlying debt | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	17,153
Fair value | Underlying debt | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(5)
Fair value | Underlying debt | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(141)
Fair value | Underlying debt | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	579
Fair value | Underlying debt | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(341)
Fair value | Underlying debt | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	254
Fair value | Underlying debt | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	241
Fair value | Underlying debt | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(23)
Fair value | Underlying debt | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(3)
Fair value | Underlying debt | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	308
Fair value | Underlying debt | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	27
Fair value | Underlying debt | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	6
Fair value | Underlying debt | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	70
Fair value | Underlying debt | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	113
Fair value | Underlying debt | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	113
Fair value | Underlying debt | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(505)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 14,590
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (236)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (584)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (17,515)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 19
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 881
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,297
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (267)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 226
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 952
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 177
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (77)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 10,619
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	9,666
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	506
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(2)
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	55
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	4
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	381
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	9
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(11,223)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	4,924
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(67)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(742)
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(582)
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(17,570)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	19
Fair value | Derivative instruments | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	877
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	916
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(267)
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	226
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	943
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	177
Fair value | Derivative instruments | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(77)
Fair value | Derivative instruments | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Option contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	99
Financial instruments, at fair value	99
2018 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (227)
Spread (as a percent)	(0.20421%)
Interest rate (as a percent)	(2.09221%)
2018 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2018 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,324
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.27913%
2018 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2018 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,915)
Spread (as a percent)	(0.27432%)
Interest rate (as a percent)	(1.26538%)
2018 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 16
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.67433%)
2018 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (159)
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.09297%
2018 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 317
Spread (as a percent)	(1.06133%)
Interest rate (as a percent)	5.36366%
2018 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (25)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(1.63653%)
2018 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2018 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 175
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.26142%
2018 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 17
Spread (as a percent)	3.375%
Interest rate (as a percent)	0.00%
2018 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 799
Spread (as a percent)	0.40981%
Interest rate (as a percent)	6.46153%
2018 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.02565%
2018 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 68
Spread (as a percent)	(12.35977%)
Interest rate (as a percent)	21.08742%
2018 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1
Spread (as a percent)	0.01%
Interest rate (as a percent)	4.03854%
2018 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (7)
Spread (as a percent)	0.01%
Interest rate (as a percent)	0.00%
2018 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2018 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,861
2018 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	456
2018 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(559)
2018 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(690)
2018 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(94)
2018 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	17
2018 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	80
2018 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(8)
2018 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(8)
2018 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
2018 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3,088)
2018 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(67)
2018 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,868
2018 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,356)
2018 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16
2018 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(159)
2018 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,007
2018 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	69
2018 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	175
2018 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	719
2018 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2018 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	76
2018 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9
2018 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2018 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,238
Spread (as a percent)	0.15225%
Interest rate (as a percent)	2.17781%
2019 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (567)
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.03154%
2019 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 286
Spread (as a percent)	0.28627%
Interest rate (as a percent)	43.21238%
2019 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 24
Spread (as a percent)	0.00%
Interest rate (as a percent)	16.22295%
2019 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 346
Spread (as a percent)	2.82196%
Interest rate (as a percent)	7.34953%
2019 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 105
Spread (as a percent)	1.12%
Interest rate (as a percent)	3.076%
2019 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 31
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.27587%
2019 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 25
Spread (as a percent)	3.65803%
Interest rate (as a percent)	0.00%
2019 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 117
Spread (as a percent)	2.8931%
Interest rate (as a percent)	10.62995%
2019 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	16.627%
2019 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 40
Spread (as a percent)	6.00992%
Interest rate (as a percent)	7.10641%
2019 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2019 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,542
2019 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(479)
2019 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	242
2019 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	126
2019 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	64
2019 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	25
2019 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15
2019 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2019 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	4,696
2019 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(88)
2019 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	44
2019 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
2019 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	220
2019 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	41
2019 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	31
2019 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	102
2019 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2019 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	33
2019 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2019 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,055
Spread (as a percent)	(1.91676%)
Interest rate (as a percent)	3.27971%
2020 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (394)
Spread (as a percent)	0.00%
Interest rate (as a percent)	65.20475%
2020 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 229
Spread (as a percent)	0.98792%
Interest rate (as a percent)	1747.02843%
2020 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 373
Spread (as a percent)	1.06657%
Interest rate (as a percent)	5.41636%
2020 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 149
Spread (as a percent)	(0.40105%)
Interest rate (as a percent)	4.7984%
2020 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 70
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.10291%
2020 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 16
Spread (as a percent)	9.33067%
Interest rate (as a percent)	5.35081%
2020 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 117
Spread (as a percent)	6.07927%
Interest rate (as a percent)	7.72208%
2020 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 18
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.00%
2020 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 157
2020 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(439)
2020 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	228
2020 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	357
2020 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(21)
2020 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2020 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2020 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5,898
2020 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	45
2020 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2020 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16
2020 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	170
2020 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	70
2020 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11
2020 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	109
2020 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	18
2020 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7,062
Spread (as a percent)	(0.10017%)
Interest rate (as a percent)	2.01882%
2021 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.03179%
2021 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,659)
Spread (as a percent)	(0.06563%)
Interest rate (as a percent)	0.00%
2021 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 333
Spread (as a percent)	0.35667%
Interest rate (as a percent)	5.53382%
2021 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 288
Spread (as a percent)	26.85973%
Interest rate (as a percent)	4.12763%
2021 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 8
Spread (as a percent)	3.50%
Interest rate (as a percent)	0.00%
2021 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 62
Spread (as a percent)	4.2728%
Interest rate (as a percent)	5.32411%
2021 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 37
Spread (as a percent)	5.78167%
Interest rate (as a percent)	6.66726%
2021 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,519
2021 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	79
2021 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,659)
2021 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	319
2021 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
2021 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2021 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	41
2021 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	10
2021 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,543
2021 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(79)
2021 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
2021 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	285
2021 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	21
2021 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	27
2021 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,382
Spread (as a percent)	0.1673%
Interest rate (as a percent)	1.61946%
2022 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.11531%
2022 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 614
Spread (as a percent)	0.00699%
Interest rate (as a percent)	(186.47226%)
2022 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 253
Spread (as a percent)	0.46567%
Interest rate (as a percent)	5.04115%
2022 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 326
Spread (as a percent)	(0.80206%)
Interest rate (as a percent)	4.90%
2022 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 62
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.4349%
2022 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 70
Spread (as a percent)	5.24871%
Interest rate (as a percent)	5.3087%
2022 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 43
Spread (as a percent)	6.1393%
Interest rate (as a percent)	6.6818%
2022 | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 508
2022 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	442
2022 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	630
2022 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	245
2022 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	329
2022 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	36
2022 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12
2022 | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,874
2022 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	178
2022 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(16)
2022 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2022 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
2022 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	62
2022 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	34
2022 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	31
2022 | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 16,845
Spread (as a percent)	0.1796%
Interest rate (as a percent)	1.95101%
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,014
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.375%
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,525
Spread (as a percent)	0.00%
Interest rate (as a percent)	11.24184%
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (14)
Spread (as a percent)	0.00%
Interest rate (as a percent)	16.273%
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 73
Spread (as a percent)	(0.07899%)
Interest rate (as a percent)	1.88749%
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 108
Spread (as a percent)	1.53967%
Interest rate (as a percent)	7.02196%
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 133
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.23574%
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 61
Spread (as a percent)	3.23824%
Interest rate (as a percent)	0.00%
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 129
Spread (as a percent)	3.81544%
Interest rate (as a percent)	5.25174%
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 287
Spread (as a percent)	5.26392%
Interest rate (as a percent)	7.2292%
Subsequent years | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.46%
Subsequent years | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,443
Subsequent years | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	451
Subsequent years | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,834
Subsequent years | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(120)
Subsequent years | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	97
Subsequent years | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	61
Subsequent years | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	97
Subsequent years | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	89
Subsequent years | Floating rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	13,402
Subsequent years | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	563
Subsequent years | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	691
Subsequent years | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(14)
Subsequent years | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	193
Subsequent years | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11
Subsequent years | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	133
Subsequent years | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	32
Subsequent years | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	198
Subsequent years | Fixed rate | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	6
Subsequent years | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GTQ
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | NIO
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0